EQUITY - Capital reserves (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Capital reserve | Capital reserves
EQUITY
Equity	R$ 215	R$ 215	R$ 693,778	R$ 1,297,905
Special goodwill reserve | Capital reserves
EQUITY
Equity	63,074	63,074	63,074	63,074
Treasury share | Capital reserves
EQUITY
Equity	(194)	(194)	(607,443)	(606,536)
Other capital reserves | Capital reserves
EQUITY
Equity	215
Equity	R$ 69,799,495	R$ 69,627,320	R$ 68,455,847	R$ 70,006,196